Schedule of Investments (unaudited)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)	48,165	$7,561,905
Boeing Co. (The)(a)	390,652	78,646,061
BWX Technologies Inc.	61,242	2,932,267
Curtiss-Wright Corp.	27,354	3,793,179
General Dynamics Corp.	179,699	37,461,851
HEICO Corp.	34,223	4,935,641
HEICO Corp., Class A	58,448	7,511,737
Hexcel Corp.(a)	56,989	2,952,030
Howmet Aerospace Inc.	289,000	9,198,870
Huntington Ingalls Industries Inc.	27,002	5,042,353
L3Harris Technologies Inc.	141,905	30,259,822
Lockheed Martin Corp.	180,787	64,253,508
Mercury Systems Inc.(a)	40,253	2,216,330
Northrop Grumman Corp.	108,003	41,804,721
Raytheon Technologies Corp.	1,090,459	93,844,902
Spirit AeroSystems Holdings Inc., Class A	72,956	3,143,674
Textron Inc.	160,334	12,377,785
TransDigm Group Inc.(a)	38,013	24,186,912
Virgin Galactic Holdings Inc.(a)(b)	130,143	1,741,313
		433,864,861
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	93,899	10,106,349
Expeditors International of Washington Inc.	124,210	16,680,161
FedEx Corp.	179,042	46,307,423
GXO Logistics Inc.(a)	70,228	6,378,809
United Parcel Service Inc., Class B	527,309	113,023,411
		192,496,153
Airlines — 0.2%
Alaska Air Group Inc.(a)	93,478	4,870,204
American Airlines Group Inc.(a)	471,535	8,468,769
Copa Holdings SA, Class A, NVS(a)	26,457	2,186,936
Delta Air Lines Inc.(a)	472,390	18,461,001
JetBlue Airways Corp.(a)	208,672	2,971,489
Southwest Airlines Co.(a)	436,354	18,693,405
United Airlines Holdings Inc.(a)	235,142	10,294,517
		65,946,321
Auto Components — 0.2%
Aptiv PLC(a)	197,427	32,565,584
BorgWarner Inc.	172,269	7,764,164
Gentex Corp.	170,357	5,936,941
Lear Corp.	42,593	7,792,389
QuantumScape Corp., Class A(a)(b)	177,740	3,944,051
		58,003,129
Automobiles — 2.3%
Ford Motor Co.	2,857,706	59,354,554
General Motors Co.(a)	1,002,647	58,785,193
Harley-Davidson Inc.	116,564	4,393,297
Rivian Automotive Inc., Class A(a)(b)	103,733	10,756,075
Tesla Inc.(a)	589,144	622,595,596
Thor Industries Inc.	36,696	3,807,944
		759,692,659
Banks — 3.8%
Bank of America Corp.	5,246,464	233,415,183
Bank of Hawaii Corp.	31,335	2,624,620
Bank OZK.	82,502	3,838,818
BOK Financial Corp.	19,166	2,021,821
Citigroup Inc.	1,445,244	87,278,285
Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	314,057	$14,839,193
Comerica Inc.	93,574	8,140,938
Commerce Bancshares Inc.	78,618	5,404,201
Cullen/Frost Bankers Inc.	43,361	5,466,521
East West Bancorp. Inc.	99,943	7,863,515
Fifth Third Bancorp.	493,849	21,507,124
First Citizens BancShares Inc./NC, Class A(b)	4,384	3,638,019
First Hawaiian Inc.	83,276	2,275,933
First Horizon Corp.	385,075	6,288,275
First Republic Bank/CA	128,535	26,543,763
FNB Corp.	232,699	2,822,639
Huntington Bancshares Inc./OH	1,029,386	15,873,132
JPMorgan Chase & Co.	2,138,929	338,699,407
KeyCorp	669,910	15,495,018
M&T Bank Corp.	92,234	14,165,298
PacWest Bancorp.	84,693	3,825,583
People’s United Financial Inc.	292,089	5,205,026
Pinnacle Financial Partners Inc.	56,798	5,424,209
PNC Financial Services Group Inc. (The)	309,724	62,105,857
Popular Inc.	57,616	4,726,817
Prosperity Bancshares Inc.	67,862	4,906,423
Regions Financial Corp.	691,573	15,076,291
Signature Bank/New York NY	42,796	13,843,222
Sterling Bancorp./DE	131,174	3,382,978
SVB Financial Group(a)	41,208	27,948,914
Synovus Financial Corp.	111,304	5,328,123
Truist Financial Corp.	981,173	57,447,679
U.S. Bancorp.	978,637	54,970,040
Umpqua Holdings Corp.	151,606	2,916,899
Webster Financial Corp.	70,213	3,920,694
Wells Fargo & Co.	2,913,751	139,801,773
Western Alliance Bancorp.	74,817	8,054,050
Wintrust Financial Corp.	44,301	4,023,417
Zions Bancorp. NA	107,577	6,794,563
		1,247,904,261
Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	6,955	3,512,970
Brown-Forman Corp., Class A.	28,654	1,942,455
Brown-Forman Corp., Class B, NVS	129,206	9,413,949
Coca-Cola Co. (The)	2,828,285	167,462,755
Constellation Brands Inc., Class A.	113,625	28,516,466
Keurig Dr Pepper Inc.	514,953	18,981,168
Molson Coors Beverage Co., Class B	134,749	6,245,616
Monster Beverage Corp.(a)	270,321	25,961,629
PepsiCo Inc.	1,006,476	174,834,946
		436,871,954
Biotechnology — 2.0%
AbbVie Inc.	1,287,467	174,323,032
Alnylam Pharmaceuticals Inc.(a)(b)	87,624	14,859,278
Amgen Inc.	413,969	93,130,606
Biogen Inc.(a)	105,578	25,330,274
BioMarin Pharmaceutical Inc.(a)	134,779	11,907,725
CureVac NV(a)(b)	42,746	1,466,615
Exact Sciences Corp.(a)(b)	122,635	9,544,682
Exelixis Inc.(a)	225,215	4,116,930
Gilead Sciences Inc.	915,460	66,471,551
Horizon Therapeutics PLC(a)	161,142	17,364,662
Incyte Corp.(a)	132,207	9,703,994
Ionis Pharmaceuticals Inc.(a)(b)	108,098	3,289,422
Iovance Biotherapeutics Inc.(a)(b)	108,358	2,068,554

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics Inc.(a)(b)	30,369	$4,454,829
Moderna Inc.(a)	246,456	62,594,895
Natera Inc.(a)	58,897	5,500,391
Neurocrine Biosciences Inc.(a)	69,523	5,921,274
Novavax Inc.(a)(b)	55,281	7,909,053
Regeneron Pharmaceuticals Inc.(a)	73,323	46,304,941
Sage Therapeutics Inc.(a)(b)	32,717	1,391,781
Sarepta Therapeutics Inc.(a)	63,604	5,727,540
Seagen Inc.(a)	98,967	15,300,298
Ultragenyx Pharmaceutical Inc.(a)(b)	50,581	4,253,356
United Therapeutics Corp.(a)	33,180	7,169,534
Vertex Pharmaceuticals Inc.(a)	184,277	40,467,229
		640,572,446
Building Products — 0.6%
A O Smith Corp.	99,583	8,549,201
Advanced Drainage Systems Inc.	42,163	5,739,649
Allegion PLC	66,012	8,742,629
Armstrong World Industries Inc.	36,345	4,220,381
AZEK Co. Inc. (The)(a)	84,410	3,903,118
Builders FirstSource Inc.(a)	137,849	11,815,038
Carlisle Companies Inc.	37,265	9,246,192
Carrier Global Corp.	637,106	34,556,630
Fortune Brands Home & Security Inc.	98,458	10,525,160
Johnson Controls International PLC	524,570	42,652,787
Lennox International Inc.	24,580	7,972,769
Masco Corp.	173,279	12,167,651
Owens Corning.	75,728	6,853,384
Trane Technologies PLC	174,434	35,240,901
Trex Co. Inc.(a)	82,844	11,186,425
		213,371,915
Capital Markets — 3.2%
Affiliated Managers Group Inc.	30,718	5,053,418
Ameriprise Financial Inc.	81,408	24,557,537
Apollo Global Management Inc.	171,813	12,444,416
Ares Management Corp., Class A	103,685	8,426,480
Bank of New York Mellon Corp. (The)	550,806	31,990,812
BlackRock Inc.(c)	104,001	95,219,156
Blackstone Inc., NVS	497,381	64,356,128
Carlyle Group Inc. (The)	119,581	6,564,997
Cboe Global Markets Inc.	79,570	10,375,928
Charles Schwab Corp. (The)	1,096,033	92,176,375
CME Group Inc.	259,772	59,347,511
Evercore Inc., Class A	27,676	3,759,785
FactSet Research Systems Inc.	28,176	13,693,818
Franklin Resources Inc.	216,263	7,242,648
Goldman Sachs Group Inc. (The)	238,668	91,302,443
Interactive Brokers Group Inc., Class A	58,480	4,644,482
Intercontinental Exchange Inc.	405,476	55,456,953
Invesco Ltd.	247,118	5,688,656
Janus Henderson Group PLC	116,298	4,877,538
Jefferies Financial Group Inc.	154,965	6,012,642
KKR & Co. Inc.	404,942	30,168,179
Lazard Ltd., Class A	72,780	3,175,391
LPL Financial Holdings Inc.	59,350	9,501,341
MarketAxess Holdings Inc.	26,504	10,900,300
Moody’s Corp.	118,441	46,260,686
Morgan Stanley	975,340	95,739,374
Morningstar Inc.	16,139	5,519,377
MSCI Inc.	58,673	35,948,360
Nasdaq Inc.	84,703	17,788,477
Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp.	146,851	$17,564,848
Raymond James Financial Inc.	132,030	13,255,812
S&P Global Inc.	175,525	82,835,513
SEI Investments Co.	74,037	4,511,815
State Street Corp.	265,765	24,716,145
Stifel Financial Corp.	78,229	5,508,886
T Rowe Price Group Inc.	164,940	32,433,802
Tradeweb Markets Inc., Class A	79,383	7,949,414
Virtu Financial Inc., Class A	70,016	2,018,561
		1,048,988,004
Chemicals — 1.3%
Air Products & Chemicals Inc.	161,588	49,164,765
Albemarle Corp.	85,127	19,900,139
Ashland Global Holdings Inc.	38,227	4,115,519
Axalta Coating Systems Ltd.(a)	149,879	4,963,992
Celanese Corp.	77,526	13,029,019
CF Industries Holdings Inc.	152,897	10,822,050
Chemours Co. (The)	115,218	3,866,716
Corteva Inc.	530,048	25,060,669
Diversey Holdings Ltd.(a)	55,903	744,069
Dow Inc.	547,741	31,067,869
DuPont de Nemours Inc.	377,319	30,479,829
Eastman Chemical Co.	97,412	11,778,085
Ecolab Inc.	182,682	42,855,370
Element Solutions Inc.	156,040	3,788,651
FMC Corp.	92,113	10,122,298
Huntsman Corp.	144,217	5,030,289
International Flavors & Fragrances Inc.	185,421	27,933,674
LyondellBasell Industries NV, Class A	192,429	17,747,727
Mosaic Co. (The)	272,274	10,697,645
NewMarket Corp.	4,761	1,631,690
Olin Corp.	99,094	5,699,887
PPG Industries Inc.	173,290	29,882,128
RPM International Inc.	92,618	9,354,418
Scotts Miracle-Gro Co. (The)	29,784	4,795,224
Sherwin-Williams Co. (The)	175,119	61,669,907
Valvoline Inc.	126,585	4,720,355
Westlake Chemical Corp.	20,942	2,034,096
		442,956,080
Commercial Services & Supplies — 0.4%
ADT Inc.	141,806	1,192,589
Cintas Corp.	62,865	27,859,882
Clean Harbors Inc.(a)	36,800	3,671,536
Copart Inc.(a)	153,757	23,312,636
Driven Brands Holdings Inc.(a)	36,693	1,233,619
IAA Inc.(a)	98,070	4,964,303
MSA Safety Inc.	24,561	3,707,729
Republic Services Inc.	154,641	21,564,687
Rollins Inc.	167,984	5,746,733
Stericycle Inc.(a)	70,995	4,234,142
Waste Management Inc.	308,797	51,538,219
		149,026,075
Communications Equipment — 0.9%
Arista Networks Inc.(a)	177,061	25,452,519
Ciena Corp.(a)	114,575	8,818,838
Cisco Systems Inc.	3,078,429	195,080,046
CommScope Holding Co. Inc.(a)	146,039	1,612,271
F5 Inc.(a)	43,227	10,578,079
Juniper Networks Inc.	232,512	8,303,003

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)	51,925	$5,492,107
Motorola Solutions Inc.	121,619	33,043,882
Ubiquiti Inc.	4,753	1,457,745
Viasat Inc.(a)	50,597	2,253,590
		292,092,080
Construction & Engineering — 0.1%
AECOM(a)	94,978	7,346,548
MasTec Inc.(a)(b)	40,468	3,734,387
Quanta Services Inc.	103,645	11,883,936
Valmont Industries Inc.	14,249	3,569,375
		26,534,246
Construction Materials — 0.1%
Eagle Materials Inc.	30,354	5,052,727
Martin Marietta Materials Inc.	45,715	20,138,372
Vulcan Materials Co.	95,741	19,873,916
		45,065,015
Consumer Finance — 0.6%
Ally Financial Inc.	251,931	11,994,435
American Express Co.	457,747	74,887,409
Capital One Financial Corp.	307,721	44,647,240
Credit Acceptance Corp.(a)	5,833	4,011,238
Discover Financial Services	213,146	24,631,152
OneMain Holdings Inc.	81,491	4,077,810
Santander Consumer USA Holdings Inc.	36,915	1,551,168
SLM Corp.	198,432	3,903,157
Synchrony Financial	397,375	18,434,226
Upstart Holdings Inc.(a)	34,933	5,285,363
		193,423,198
Containers & Packaging — 0.4%
Amcor PLC	1,126,719	13,531,895
AptarGroup Inc.	49,798	6,099,259
Ardagh Group SA(a)	12,001	270,923
Ardagh Metal Packaging SA(a)(b)	98,731	891,541
Avery Dennison Corp.	59,563	12,899,559
Ball Corp.	228,749	22,021,666
Berry Global Group Inc.(a)	95,997	7,082,659
Crown Holdings Inc.	87,351	9,662,768
Graphic Packaging Holding Co.	212,843	4,150,439
International Paper Co.	281,290	13,215,004
Packaging Corp. of America.	70,368	9,580,603
Sealed Air Corp.	107,509	7,253,632
Silgan Holdings Inc.	65,117	2,789,612
Sonoco Products Co.	70,124	4,059,478
Westrock Co.	185,370	8,223,013
		121,732,051
Distributors — 0.1%
Genuine Parts Co.	100,512	14,091,782
LKQ Corp.	202,385	12,149,172
Pool Corp.	28,422	16,086,852
		42,327,806
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	41,689	5,247,811
Chegg Inc.(a)(b)	95,372	2,927,920
frontdoor Inc.(a)	70,230	2,573,930
Grand Canyon Education Inc.(a)	26,752	2,292,914
H&R Block Inc.	116,248	2,738,803
Mister Car Wash Inc.(a)(b)	55,868	1,017,356
Service Corp. International	116,725	8,286,308
Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings Inc.(a)	93,284	$4,219,235
		29,304,277
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	1,336,176	399,516,624
Equitable Holdings Inc.	257,312	8,437,260
Voya Financial Inc.	76,273	5,057,663
		413,011,547
Diversified Telecommunication Services — 0.9%
AT&T Inc.	5,203,386	128,003,296
Lumen Technologies Inc.	742,062	9,312,878
Verizon Communications Inc.	3,021,820	157,013,767
		294,329,941
Electric Utilities — 1.5%
Alliant Energy Corp.	179,744	11,048,864
American Electric Power Co. Inc.	365,543	32,522,361
Avangrid Inc.	35,289	1,760,215
Duke Energy Corp.	560,882	58,836,522
Edison International	275,035	18,771,139
Entergy Corp.	143,787	16,197,605
Evergy Inc.	162,206	11,128,954
Eversource Energy	252,285	22,952,889
Exelon Corp.	714,694	41,280,725
FirstEnergy Corp.	391,785	16,294,338
Hawaiian Electric Industries Inc.	81,435	3,379,552
IDACORP Inc.	36,441	4,129,130
NextEra Energy Inc.	1,428,459	133,360,932
NRG Energy Inc.	180,035	7,755,908
OGE Energy Corp.	152,089	5,837,176
PG&E Corp.(a)	1,073,762	13,035,471
Pinnacle West Capital Corp.	79,200	5,590,728
PPL Corp.	547,216	16,449,313
Southern Co. (The)	773,490	53,045,944
Xcel Energy Inc.	388,114	26,275,318
		499,653,084
Electrical Equipment — 0.7%
Acuity Brands Inc.	25,008	5,294,694
AMETEK Inc.	169,368	24,903,871
ChargePoint Holdings Inc.(a)(b)	162,801	3,101,359
Eaton Corp. PLC	291,161	50,318,444
Emerson Electric Co.	435,884	40,524,135
Fluence Energy Inc.(a)	24,690	877,976
Generac Holdings Inc.(a)	43,954	15,468,292
Hubbell Inc.	39,387	8,203,130
Nvent Electric PLC	112,677	4,281,726
Plug Power Inc.(a)(b)	367,938	10,386,890
Regal Rexnord Corp.	47,284	8,046,791
Rockwell Automation Inc.	84,962	29,638,994
Sensata Technologies Holding PLC(a)	113,246	6,986,146
Shoals Technologies Group Inc., Class A(a)(b)	73,811	1,793,607
Sunrun Inc.(a)(b)	153,716	5,272,459
Vertiv Holdings Co.	233,727	5,836,163
		220,934,677
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	427,667	37,403,756
Arrow Electronics Inc.(a)	48,503	6,512,498
Avnet Inc.	78,255	3,226,454
CDW Corp./DE	98,146	20,098,338
Cognex Corp.	126,696	9,851,881
Coherent Inc.(a)	17,735	4,727,087

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	560,956	$20,884,392
IPG Photonics Corp.(a)	27,111	4,666,887
Jabil Inc.	108,238	7,614,543
Keysight Technologies Inc.(a)	134,957	27,869,970
Littelfuse Inc.	18,022	5,671,163
National Instruments Corp.	99,624	4,350,580
TD SYNNEX Corp.	27,889	3,189,386
Teledyne Technologies Inc.(a)	33,118	14,468,923
Trimble Inc.(a)	179,854	15,681,470
Vontier Corp.	122,090	3,751,826
Zebra Technologies Corp., Class A(a)	39,142	23,297,318
		213,266,472
Energy Equipment & Services — 0.2%
Baker Hughes Co.	547,043	13,161,855
Halliburton Co.	656,068	15,004,275
NOV Inc.	298,834	4,049,201
Schlumberger NV	1,022,978	30,638,191
		62,853,522
Entertainment — 1.7%
Activision Blizzard Inc.	565,928	37,651,190
Electronic Arts Inc.	206,418	27,226,534
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	21,409	1,270,410
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	143,815	9,094,861
Live Nation Entertainment Inc.(a)	100,470	12,025,254
Madison Square Garden Sports Corp.(a)(b)	14,605	2,537,327
Netflix Inc.(a)	314,607	189,531,841
Playtika Holding Corp.(a)(b)	75,624	1,307,539
Roku Inc.(a)	86,375	19,710,775
Skillz Inc., Class A(a)(b)	253,359	1,884,991
Spotify Technology SA(a)	98,392	23,026,680
Take-Two Interactive Software Inc.(a)	82,444	14,651,948
Walt Disney Co. (The)(a)	1,322,618	204,860,302
World Wrestling Entertainment Inc., Class A	29,230	1,442,208
Zynga Inc., Class A(a)	747,616	4,784,742
		551,006,602
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	110,861	24,717,569
American Campus Communities Inc.	94,753	5,428,399
American Homes 4 Rent, Class A	208,143	9,077,116
American Tower Corp.	328,962	96,221,385
Americold Realty Trust.	201,786	6,616,563
Apartment Income REIT Corp.	108,353	5,923,658
AvalonBay Communities Inc.	102,436	25,874,309
Boston Properties Inc.	112,034	12,904,076
Brixmor Property Group Inc.	227,448	5,779,454
Camden Property Trust	72,601	12,972,347
Cousins Properties Inc.	114,434	4,609,402
Crown Castle International Corp.	314,474	65,643,303
CubeSmart.	159,139	9,056,600
CyrusOne Inc.	92,908	8,335,706
Digital Realty Trust Inc.	205,356	36,321,316
Douglas Emmett Inc.	123,567	4,139,494
Duke Realty Corp.	277,795	18,234,464
EPR Properties.	47,046	2,234,215
Equinix Inc.	65,165	55,119,164
Equity LifeStyle Properties Inc.	124,614	10,923,663
Equity Residential	265,745	24,049,922
Essex Property Trust Inc.	47,876	16,863,363
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.	96,226	$21,817,321
Federal Realty Investment Trust.	54,511	7,430,940
First Industrial Realty Trust Inc.	98,032	6,489,718
Gaming and Leisure Properties Inc.	168,464	8,197,458
Healthcare Trust of America Inc., Class A	160,215	5,349,579
Healthpeak Properties Inc.	388,425	14,018,258
Highwoods Properties Inc.	71,599	3,192,599
Host Hotels & Resorts Inc.(a)	497,050	8,643,699
Hudson Pacific Properties Inc.	101,745	2,514,119
Invitation Homes Inc.	434,252	19,688,986
Iron Mountain Inc.	211,030	11,043,200
JBG SMITH Properties	97,278	2,792,851
Kilroy Realty Corp.	79,747	5,299,986
Kimco Realty Corp.	426,426	10,511,401
Lamar Advertising Co., Class A.	60,067	7,286,127
Life Storage Inc.	59,267	9,078,519
Medical Properties Trust Inc.	430,157	10,164,610
Mid-America Apartment Communities Inc.	83,111	19,068,988
National Retail Properties Inc.	126,716	6,091,238
Omega Healthcare Investors Inc.	178,969	5,295,693
Orion Office REIT Inc.(a)	40,186	750,273
Park Hotels & Resorts Inc.(a)	183,439	3,463,328
Prologis Inc.	537,397	90,476,159
Public Storage	110,357	41,335,318
Rayonier Inc.	110,365	4,454,331
Realty Income Corp.	408,876	29,271,433
Regency Centers Corp.	121,375	9,145,606
Rexford Industrial Realty Inc.	110,343	8,949,921
SBA Communications Corp.	79,369	30,876,128
Simon Property Group Inc.	238,802	38,153,396
SL Green Realty Corp.	48,695	3,491,431
Spirit Realty Capital Inc.	83,440	4,020,974
STORE Capital Corp.	180,405	6,205,932
Sun Communities Inc.	83,349	17,500,790
UDR Inc.	223,782	13,424,682
Ventas Inc.	292,542	14,954,747
VICI Properties Inc.	457,669	13,780,414
Vornado Realty Trust	130,126	5,447,074
Welltower Inc.	314,795	26,999,967
Weyerhaeuser Co.	538,516	22,176,089
WP Carey Inc.	130,942	10,743,791
		1,040,642,562
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	103,596	3,127,563
Casey’s General Stores Inc.	25,382	5,009,138
Costco Wholesale Corp.	322,035	182,819,269
Grocery Outlet Holding Corp.(a)(b)	63,282	1,789,615
Kroger Co. (The)	537,336	24,319,827
Sysco Corp.	372,132	29,230,969
U.S. Foods Holding Corp.(a)	167,990	5,851,092
Walgreens Boots Alliance Inc.	527,345	27,506,315
Walmart Inc.	1,046,396	151,403,037
		431,056,825
Food Products — 0.9%
Archer-Daniels-Midland Co.	408,243	27,593,144
Beyond Meat Inc.(a)(b)	41,585	2,709,679
Bunge Ltd.	99,697	9,307,712
Campbell Soup Co.	143,718	6,245,984
Conagra Brands Inc.	349,360	11,930,644
Darling Ingredients Inc.(a)	115,945	8,033,829

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Flowers Foods Inc.	133,600	$3,669,992
Freshpet Inc.(a)	26,673	2,541,137
General Mills Inc.	447,381	30,144,532
Hain Celestial Group Inc. (The)(a)(b)	64,995	2,769,437
Hershey Co. (The)	104,871	20,289,392
Hormel Foods Corp.	199,792	9,751,847
Ingredion Inc.	48,821	4,718,061
JM Smucker Co. (The)	77,457	10,520,210
Kellogg Co.	180,751	11,643,979
Kraft Heinz Co. (The)	507,822	18,230,810
Lamb Weston Holdings Inc.	106,236	6,733,238
McCormick & Co. Inc./MD, NVS	184,448	17,819,521
Mondelez International Inc., Class A	1,017,534	67,472,680
Pilgrim’s Pride Corp.(a)	34,763	980,317
Post Holdings Inc.(a)	41,352	4,661,611
Seaboard Corp.	204	802,742
Tyson Foods Inc., Class A	206,879	18,031,574
		296,602,072
Gas Utilities — 0.1%
Atmos Energy Corp.	91,319	9,567,492
National Fuel Gas Co.	61,199	3,913,064
UGI Corp.	144,984	6,656,215
		20,136,771
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories.	1,265,259	178,072,552
ABIOMED Inc.(a)	31,461	11,299,847
Align Technology Inc.(a)	57,308	37,661,671
Baxter International Inc.	368,920	31,668,093
Becton Dickinson and Co.	208,092	52,330,976
Boston Scientific Corp.(a)	1,038,227	44,103,883
Cooper Companies Inc. (The)	35,776	14,987,997
DENTSPLY SIRONA Inc.	155,592	8,680,478
Dexcom Inc.(a)(b)	70,383	37,792,152
Edwards Lifesciences Corp.(a)	451,403	58,479,259
Envista Holdings Corp.(a)	117,047	5,274,138
Figs Inc., Class A(a)(b)	71,835	1,979,773
Globus Medical Inc., Class A(a)	59,124	4,268,753
Hologic Inc.(a)	183,860	14,076,322
ICU Medical Inc.(a)	14,374	3,411,525
IDEXX Laboratories Inc.(a)	61,132	40,252,977
Insulet Corp.(a)	47,245	12,570,477
Integra LifeSciences Holdings Corp.(a)	56,148	3,761,354
Intuitive Surgical Inc.(a)	258,296	92,805,753
Masimo Corp.(a)	35,366	10,354,457
Medtronic PLC	980,212	101,402,931
Novocure Ltd.(a)(b)	74,420	5,587,454
Penumbra Inc.(a)	25,469	7,317,753
Quidel Corp.(a)	27,358	3,693,056
ResMed Inc.	103,525	26,966,192
STERIS PLC	62,083	15,111,623
Stryker Corp.	254,494	68,056,785
Tandem Diabetes Care Inc.(a)	43,421	6,535,729
Teleflex Inc.	34,910	11,467,237
Zimmer Biomet Holdings Inc.	150,723	19,147,850
		929,119,047
Health Care Providers & Services — 2.6%
Acadia Healthcare Co. Inc.(a)(b)	67,967	4,125,597
Agilon Health Inc.(a)(b)	121,385	3,277,395
Amedisys Inc.(a)	23,212	3,757,558
Security	Shares	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corp.	109,922	$14,607,535
Anthem Inc.	178,388	82,689,973
Cardinal Health Inc.	205,289	10,570,331
Centene Corp.(a)	423,357	34,884,617
Chemed Corp.	10,454	5,530,584
Cigna Corp.	236,028	54,199,110
CVS Health Corp.	959,327	98,964,173
DaVita Inc.(a)	48,908	5,563,774
Encompass Health Corp.	70,836	4,622,757
Guardant Health Inc.(a)(b)	66,702	6,671,534
HCA Healthcare Inc.	177,841	45,690,910
Henry Schein Inc.(a)	99,423	7,708,265
Humana Inc.	94,328	43,754,986
Laboratory Corp. of America Holdings(a)	70,070	22,016,695
McKesson Corp.	110,868	27,558,459
Molina Healthcare Inc.(a)	41,777	13,288,428
Oak Street Health Inc.(a)(b)	79,186	2,624,224
Premier Inc., Class A	80,814	3,327,112
Quest Diagnostics Inc.	88,718	15,349,101
Signify Health Inc., Class A(a)(b)	45,900	652,698
UnitedHealth Group Inc.	685,305	344,119,053
Universal Health Services Inc., Class B	51,206	6,639,370
		862,194,239
Health Care Technology — 0.2%
Cerner Corp.	215,200	19,985,624
Certara Inc.(a)	78,303	2,225,371
Change Healthcare Inc.(a)	167,725	3,585,960
Definitive Healthcare Corp.(a)	12,081	330,174
Teladoc Health Inc.(a)(b)	109,930	10,093,773
Veeva Systems Inc., Class A(a)	100,669	25,718,916
		61,939,818
Hotels, Restaurants & Leisure — 2.0%
Aramark	169,244	6,236,641
Booking Holdings Inc.(a)(b)	29,921	71,787,361
Boyd Gaming Corp.(a)	61,162	4,010,392
Caesars Entertainment Inc.(a)	148,448	13,884,341
Carnival Corp.(a)	619,751	12,469,390
Chipotle Mexican Grill Inc.(a)	20,513	35,861,852
Choice Hotels International Inc.	24,064	3,753,743
Churchill Downs Inc.	26,747	6,443,352
Darden Restaurants Inc.	93,684	14,112,558
Domino’s Pizza Inc.	26,132	14,747,072
DraftKings Inc., Class A(a)(b)	227,935	6,261,374
Expedia Group Inc.(a)	105,595	19,083,128
Hilton Worldwide Holdings Inc.(a)	200,829	31,327,316
Hyatt Hotels Corp., Class A(a)	38,225	3,665,778
Las Vegas Sands Corp.(a)	247,862	9,329,526
Marriott International Inc./MD, Class A(a)	198,043	32,724,625
Marriott Vacations Worldwide Corp.	30,849	5,212,864
McDonald’s Corp.	544,036	145,839,731
MGM Resorts International.	282,370	12,672,766
Norwegian Cruise Line Holdings Ltd.(a)	280,036	5,807,947
Penn National Gaming Inc.(a)	123,454	6,401,090
Planet Fitness Inc., Class A(a)	60,597	5,488,876
Royal Caribbean Cruises Ltd.(a)	163,515	12,574,303
Six Flags Entertainment Corp.(a)	62,657	2,667,935
Starbucks Corp.	859,898	100,582,269
Travel + Leisure Co.	61,659	3,407,893
Vail Resorts Inc.	29,052	9,526,151
Wendy’s Co. (The)	129,834	3,096,541

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	67,745	$6,073,339
Wynn Resorts Ltd.(a)	75,668	6,434,807
Yum China Holdings Inc.	317,078	15,803,168
Yum! Brands Inc.	213,621	29,663,412
		656,951,541
Household Durables — 0.4%
DR Horton Inc.	237,885	25,798,628
Garmin Ltd.	108,433	14,765,322
Leggett & Platt Inc.	102,807	4,231,536
Lennar Corp., Class A	194,739	22,620,882
Lennar Corp., Class B	8,052	769,932
Mohawk Industries Inc.(a)	39,138	7,130,161
Newell Brands Inc.	281,112	6,139,486
NVR Inc.(a)	2,275	13,442,679
PulteGroup Inc.	183,271	10,475,771
Tempur Sealy International Inc.	129,394	6,085,400
Toll Brothers Inc.	80,736	5,844,479
TopBuild Corp.(a)	22,987	6,342,343
Whirlpool Corp.	42,977	10,084,983
		133,731,602
Household Products — 1.3%
Church & Dwight Co. Inc.	181,366	18,590,015
Clorox Co. (The)	90,103	15,710,359
Colgate-Palmolive Co.	609,174	51,986,909
Kimberly-Clark Corp.	246,674	35,254,648
Procter & Gamble Co. (The)	1,753,117	286,774,879
Reynolds Consumer Products Inc.	42,373	1,330,513
Spectrum Brands Holdings Inc.	31,178	3,171,426
		412,818,749
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	474,065	11,519,780
Brookfield Renewable Corp., Class A	96,998	3,572,436
Vistra Corp.	360,607	8,211,021
		23,303,237
Industrial Conglomerates — 0.9%
3M Co.	422,634	75,072,477
General Electric Co.	796,417	75,237,514
Honeywell International Inc.	506,313	105,571,324
Roper Technologies Inc.	76,631	37,691,724
		293,573,039
Insurance — 2.0%
Aflac Inc.	475,724	27,777,524
Alleghany Corp.(a)	9,326	6,225,944
Allstate Corp. (The)	208,166	24,490,730
American Financial Group Inc./OH	49,854	6,845,951
American International Group Inc.	604,788	34,388,246
Aon PLC, Class A	159,088	47,815,489
Arch Capital Group Ltd.(a)	270,508	12,024,081
Arthur J Gallagher & Co.	149,142	25,304,923
Assurant Inc.	40,045	6,241,414
Assured Guaranty Ltd.	49,010	2,460,302
Athene Holding Ltd., Class A(a)	80,370	6,697,232
Axis Capital Holdings Ltd.	54,081	2,945,792
Brighthouse Financial Inc.(a)	54,156	2,805,281
Brown & Brown Inc.	166,197	11,680,325
Chubb Ltd.	312,279	60,366,653
Cincinnati Financial Corp.	107,698	12,270,033
CNA Financial Corp.	25,476	1,122,982
Erie Indemnity Co., Class A, NVS	19,558	3,768,044
Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.	29,086	$7,967,237
Fidelity National Financial Inc.	192,720	10,056,130
First American Financial Corp.	77,198	6,039,200
Globe Life Inc.	73,626	6,900,229
GoHealth Inc., Class A(a)	23	87
Hanover Insurance Group Inc. (The)	26,393	3,459,067
Hartford Financial Services Group Inc. (The)	247,365	17,078,080
Kemper Corp.	45,408	2,669,536
Lemonade Inc.(a)(b)	31,643	1,332,487
Lincoln National Corp.	127,768	8,721,444
Loews Corp.	160,009	9,242,120
Markel Corp.(a)	10,035	12,383,190
Marsh & McLennan Companies Inc.	370,732	64,440,636
Mercury General Corp.	13,697	726,763
MetLife Inc.	518,396	32,394,566
Old Republic International Corp.	202,966	4,988,904
Primerica Inc.	27,214	4,171,090
Principal Financial Group Inc.	194,408	14,061,531
Progressive Corp. (The)	427,431	43,875,792
Prudential Financial Inc.	275,379	29,807,023
Reinsurance Group of America Inc.	49,225	5,389,645
RenaissanceRe Holdings Ltd.	31,518	5,336,943
Travelers Companies Inc. (The)	178,926	27,989,394
Unum Group	139,378	3,424,517
W R Berkley Corp.	99,050	8,160,730
White Mountains Insurance Group Ltd.	1,847	1,872,673
Willis Towers Watson PLC	90,280	21,440,597
		649,160,557
Interactive Media & Services — 5.7%
Alphabet Inc., Class A(a)	219,139	634,854,448
Alphabet Inc., Class C, NVS(a)	204,441	591,568,433
IAC/InterActiveCorp.(a)	57,323	7,492,689
Match Group Inc.(a)	203,900	26,965,775
Meta Platforms Inc, Class A(a)	1,721,807	579,129,784
Pinterest Inc., Class A(a)	412,716	15,002,227
TripAdvisor Inc.(a)	62,606	1,706,640
Twitter Inc.(a)	573,460	24,784,941
Vimeo Inc.(a)(b)	104,611	1,878,814
		1,883,383,751
Internet & Direct Marketing Retail — 3.5%
Amazon.com Inc.(a)	316,197	1,054,308,305
DoorDash Inc., Class A(a)(b)	107,051	15,939,894
eBay Inc.	455,691	30,303,452
Etsy Inc.(a)	93,229	20,411,557
Qurate Retail Inc., Series A	244,985	1,861,886
Wayfair Inc., Class A(a)(b)	56,466	10,726,846
		1,133,551,940
IT Services — 4.9%
Accenture PLC, Class A	463,246	192,038,629
Akamai Technologies Inc.(a)(b)	114,340	13,382,354
Alliance Data Systems Corp.	34,400	2,290,008
Amdocs Ltd.	95,481	7,145,798
Automatic Data Processing Inc.	309,748	76,377,662
Block Inc., Class A(a)(b)	289,191	46,707,238
Broadridge Financial Solutions Inc.	82,401	15,064,551
Cloudflare Inc., Class A(a)	188,047	24,728,180
Cognizant Technology Solutions Corp., Class A	385,741	34,222,942
Concentrix Corp.	30,585	5,463,093
DXC Technology Co.(a)	188,429	6,065,529

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
EPAM Systems Inc.(a)	39,172	$26,184,523
Euronet Worldwide Inc.(a)	35,460	4,225,768
Fastly Inc., Class A(a)(b)	69,349	2,458,422
Fidelity National Information Services Inc.	442,124	48,257,835
Fiserv Inc.(a)(b)	437,224	45,379,479
FleetCor Technologies Inc.(a)	57,773	12,931,908
Gartner Inc.(a)(b)	58,239	19,470,462
Genpact Ltd.	136,179	7,228,381
Global Payments Inc.	209,003	28,253,026
Globant SA(a)(b)	29,423	9,241,470
GoDaddy Inc., Class A(a)	125,430	10,643,990
International Business Machines Corp.	651,800	87,119,588
Jack Henry & Associates Inc.	55,489	9,266,108
Kyndryl Holdings Inc.(a)	163,123	2,952,526
Mastercard Inc., Class A	637,431	229,041,707
MongoDB Inc.(a)	46,215	24,463,910
Okta Inc.(a)	91,811	20,581,272
Paychex Inc.	235,988	32,212,362
PayPal Holdings Inc.(a)	855,990	161,422,594
Paysafe Ltd.(a)	506,805	1,981,608
Sabre Corp.(a)	233,703	2,007,509
Shift4 Payments Inc., Class A(a)(b)	34,276	1,985,609
Snowflake Inc., Class A(a)	144,424	48,923,630
SolarWinds Corp.	25,178	357,276
StoneCo Ltd., Class A(a)	142,699	2,405,905
Switch Inc., Class A	83,013	2,377,492
Thoughtworks Holding Inc.(a)	30,859	827,330
Twilio Inc., Class A(a)	121,214	31,920,495
VeriSign Inc.(a)	70,504	17,895,325
Visa Inc., Class A.	1,233,067	267,217,950
Western Union Co. (The)	286,362	5,108,698
WEX Inc.(a)	30,689	4,308,429
Wix.com Ltd.(a)(b)	38,635	6,096,217
		1,598,234,788
Leisure Products — 0.1%
Brunswick Corp./DE	54,965	5,536,624
Hasbro Inc.	91,014	9,263,405
Hayward Holdings Inc.(a)	41,692	1,093,581
Mattel Inc.(a)(b)	252,677	5,447,716
Peloton Interactive Inc., Class A(a)(b)	195,913	7,005,849
Polaris Inc.	42,926	4,717,997
YETI Holdings Inc.(a)(b)	63,679	5,274,532
		38,339,704
Life Sciences Tools & Services — 2.0%
10X Genomics Inc., Class A(a)(b)	62,885	9,367,350
Adaptive Biotechnologies Corp.(a)	78,816	2,211,577
Agilent Technologies Inc.	222,742	35,560,760
Avantor Inc.(a)	438,140	18,463,220
Bio-Rad Laboratories Inc., Class A(a)	15,528	11,732,491
Bio-Techne Corp.	29,008	15,006,999
Bruker Corp.	74,417	6,244,330
Charles River Laboratories International Inc.(a)	37,030	13,952,163
Danaher Corp.	461,889	151,966,100
Illumina Inc.(a)	106,742	40,608,927
IQVIA Holdings Inc.(a)	139,409	39,332,855
Maravai LifeSciences Holdings Inc., Class A(a)(b)	81,993	3,435,507
Mettler-Toledo International Inc.(a)(b)	16,435	27,893,646
PerkinElmer Inc.	91,764	18,450,070
QIAGEN NV(a)(b)	169,878	9,441,819
Repligen Corp.(a)	40,151	10,633,591
Security	Shares	Value

Life Sciences Tools & Services (continued)
Sotera Health Co.(a)(b)	72,302	$1,702,712
Syneos Health Inc., Class A(a)	76,112	7,815,180
Thermo Fisher Scientific Inc.	286,220	190,977,433
Waters Corp.(a)	43,177	16,087,750
West Pharmaceutical Services Inc.	54,013	25,332,637
		656,217,117
Machinery — 1.6%
AGCO Corp.	45,183	5,242,132
Allison Transmission Holdings Inc.	80,536	2,927,484
Caterpillar Inc.	394,151	81,486,778
Colfax Corp.(a)	85,110	3,912,507
Crane Co.	35,589	3,620,469
Cummins Inc.	103,047	22,478,672
Deere & Co.	203,133	69,652,274
Donaldson Co. Inc.	86,562	5,129,664
Dover Corp.	105,753	19,204,745
Flowserve Corp.	102,064	3,123,158
Fortive Corp.	240,886	18,377,193
Gates Industrial Corp. PLC(a)	85,982	1,367,974
Graco Inc.	118,205	9,529,687
IDEX Corp.	54,674	12,920,560
Illinois Tool Works Inc.	229,756	56,703,781
Ingersoll Rand Inc.	289,824	17,931,411
ITT Inc.	59,940	6,125,269
Lincoln Electric Holdings Inc.	43,546	6,073,361
Middleby Corp. (The)(a)	39,961	7,862,726
Nordson Corp.	43,209	11,029,961
Oshkosh Corp.	47,983	5,408,164
Otis Worldwide Corp.	307,594	26,782,209
PACCAR Inc.	246,188	21,728,553
Parker-Hannifin Corp.	94,063	29,923,321
Pentair PLC	121,674	8,885,852
Snap-on Inc.	38,133	8,213,085
Stanley Black & Decker Inc.	117,423	22,148,326
Timken Co. (The)	50,217	3,479,536
Toro Co. (The)	76,834	7,676,485
Westinghouse Air Brake Technologies Corp.	127,760	11,767,974
Woodward Inc.	42,944	4,700,650
Xylem Inc./NY	132,092	15,840,473
		531,254,434
Marine — 0.0%
Kirby Corp.(a)	46,845	2,783,530

Media — 1.1%
Altice USA Inc., Class A(a)	133,280	2,156,470
Cable One Inc.	4,096	7,223,091
Charter Communications Inc., Class A(a)(b)	90,684	59,123,247
Comcast Corp., Class A	3,322,217	167,207,182
Discovery Inc., Class A(a)(b)	127,164	2,993,441
Discovery Inc., Class C, NVS(a)(b)	241,127	5,521,808
DISH Network Corp., Class A(a)	180,909	5,868,688
Fox Corp., Class A, NVS.	227,584	8,397,850
Fox Corp., Class B	107,566	3,686,287
Interpublic Group of Companies Inc. (The)	292,482	10,953,451
Liberty Broadband Corp., Class A(a)(b)	16,684	2,684,456
Liberty Broadband Corp., Class C, NVS(a)	102,591	16,527,410
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	67,584	3,436,646
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	110,885	5,638,502
Loyalty Ventures Inc.(a)	13,777	414,274

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
New York Times Co. (The), Class A	119,715	$5,782,235
News Corp., Class A, NVS	294,811	6,577,233
News Corp., Class B.	97,724	2,198,790
Nexstar Media Group Inc., Class A	27,368	4,132,021
Omnicom Group Inc.	152,387	11,165,396
Sirius XM Holdings Inc.(b)	618,060	3,924,681
ViacomCBS Inc., Class A	9,875	329,529
ViacomCBS Inc., Class B, NVS	433,290	13,076,692
		349,019,380
Metals & Mining — 0.5%
Alcoa Corp.	141,204	8,412,934
Cleveland-Cliffs Inc.(a)	337,211	7,341,084
Freeport-McMoRan Inc.	1,058,269	44,161,565
Newmont Corp.	588,081	36,472,784
Nucor Corp.	208,055	23,749,478
Reliance Steel & Aluminum Co.	44,792	7,266,158
Royal Gold Inc.	48,867	5,141,297
Southern Copper Corp.	64,526	3,981,900
Steel Dynamics Inc.	133,670	8,296,897
United States Steel Corp.	199,857	4,758,595
		149,582,692
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	373,536	5,617,981
Annaly Capital Management Inc.	1,048,756	8,201,272
New Residential Investment Corp.	300,559	3,218,987
Starwood Property Trust Inc.	210,560	5,116,608
		22,154,848
Multi-Utilities — 0.7%
Ameren Corp.	188,173	16,749,279
CenterPoint Energy Inc.	421,879	11,774,643
CMS Energy Corp.	208,775	13,580,814
Consolidated Edison Inc.	257,791	21,994,728
Dominion Energy Inc.	589,152	46,283,781
DTE Energy Co.	142,068	16,982,809
MDU Resources Group Inc.	140,397	4,329,843
NiSource Inc.	284,840	7,864,432
Public Service Enterprise Group Inc.	370,307	24,710,586
Sempra Energy	233,500	30,887,380
WEC Energy Group Inc.	227,959	22,127,980
		217,286,275
Multiline Retail — 0.5%
Dollar General Corp.	169,923	40,072,941
Dollar Tree Inc.(a)	162,017	22,766,629
Kohl’s Corp.	108,718	5,369,582
Nordstrom Inc.(a)	80,480	1,820,458
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	50,440	2,582,023
Target Corp.	355,229	82,214,200
		154,825,833
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	257,988	2,497,324
APA Corp.	258,486	6,950,688
Cheniere Energy Inc.	172,420	17,486,836
Chevron Corp.	1,409,244	165,374,783
ConocoPhillips	958,071	69,153,565
Continental Resources Inc./OK.	47,092	2,107,838
Coterra Energy Inc.	582,239	11,062,541
Devon Energy Corp.	483,694	21,306,721
Diamondback Energy Inc.	134,149	14,467,970
DTE Midstream LLC(a)	76,443	3,667,735
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	427,319	$37,958,747
EQT Corp.(a)	221,023	4,820,512
Exxon Mobil Corp.	3,084,906	188,765,398
Hess Corp.	200,240	14,823,767
HollyFrontier Corp.	99,115	3,248,990
Kinder Morgan Inc.	1,430,941	22,694,724
Marathon Oil Corp.	561,395	9,218,106
Marathon Petroleum Corp.	444,501	28,443,619
New Fortress Energy Inc.(b)	19,188	463,198
Occidental Petroleum Corp.	619,148	17,949,100
ONEOK Inc.	320,638	18,840,689
Phillips 66.	322,047	23,335,526
Pioneer Natural Resources Co.	155,978	28,369,279
Targa Resources Corp.	160,845	8,402,543
Texas Pacific Land Corp.	4,274	5,337,670
Valero Energy Corp.	295,870	22,222,796
Williams Companies Inc. (The)	893,349	23,262,808
		772,233,473
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	63,815	4,999,905
Sylvamo Corp.(a)	26,255	732,252
		5,732,157
Personal Products — 0.2%
Coty Inc., Class A(a)	217,224	2,280,852
Estee Lauder Companies Inc. (The), Class A	166,911	61,790,452
Herbalife Nutrition Ltd.(a)(b)	68,931	2,821,346
Olaplex Holdings Inc.(a)	58,712	1,710,281
		68,602,931
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,627,986	101,504,927
Catalent Inc.(a)	123,787	15,848,450
Elanco Animal Health Inc.(a)	314,088	8,913,817
Eli Lilly & Co.	617,436	170,548,172
Jazz Pharmaceuticals PLC(a)(b)	44,456	5,663,694
Johnson & Johnson	1,919,318	328,337,730
Merck & Co. Inc.	1,845,492	141,438,507
Nektar Therapeutics(a)(b)	147,831	1,997,197
Organon & Co.	175,128	5,332,648
Perrigo Co. PLC	92,279	3,589,653
Pfizer Inc.	4,066,647	240,135,505
Royalty Pharma PLC, Class A	236,489	9,424,087
Viatris Inc.	870,908	11,783,385
Zoetis Inc.	346,225	84,489,287
		1,129,007,059
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	96,952	8,220,560
CACI International Inc., Class A(a)	16,810	4,525,420
Clarivate PLC(a)(b)	316,419	7,442,175
CoStar Group Inc.(a)	284,915	22,516,833
Dun & Bradstreet Holdings Inc.(a)(b)	101,851	2,086,927
Equifax Inc.	88,809	26,002,387
FTI Consulting Inc.(a)	24,291	3,726,725
IHS Markit Ltd.	273,357	36,334,612
Jacobs Engineering Group Inc.	93,191	12,974,983
Legalzoomcom Inc.(a)(b)	13,727	220,593
Leidos Holdings Inc.	103,586	9,208,795
ManpowerGroup Inc.	40,970	3,987,610
Nielsen Holdings PLC	245,217	5,029,401
Robert Half International Inc.	80,738	9,003,902

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Science Applications International Corp.	43,173	$3,608,831
TransUnion	136,745	16,215,222
Verisk Analytics Inc.	116,471	26,640,412
		197,745,388
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	244,913	26,575,510
Howard Hughes Corp. (The)(a)(b)	31,546	3,210,752
Jones Lang LaSalle Inc.(a)	37,002	9,966,119
Opendoor Technologies Inc.(a)(b)	350,513	5,120,995
Zillow Group Inc., Class A(a)(b)	46,742	2,908,287
Zillow Group Inc., Class C, NVS(a)	123,257	7,869,959
		55,651,622
Road & Rail — 1.1%
AMERCO	6,062	4,402,406
CSX Corp.	1,607,014	60,423,726
JB Hunt Transport Services Inc.	60,146	12,293,842
Knight-Swift Transportation Holdings Inc.	116,514	7,100,363
Landstar System Inc.	26,120	4,676,002
Lyft Inc., Class A(a)	217,624	9,299,074
Norfolk Southern Corp.	176,457	52,533,014
Old Dominion Freight Line Inc.	73,559	26,362,075
Ryder System Inc.	41,341	3,407,739
Schneider National Inc., Class B	31,382	844,490
TuSimple Holdings Inc., Class A(a)(b)	96,399	3,455,904
Uber Technologies Inc.(a)(b)	1,168,309	48,987,196
Union Pacific Corp.	468,286	117,975,292
XPO Logistics Inc.(a)	70,228	5,437,754
		357,198,877
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices Inc.(a)	881,586	126,860,225
Allegro MicroSystems Inc.(a)	29,207	1,056,709
Analog Devices Inc.	391,206	68,762,279
Applied Materials Inc.	656,132	103,248,931
Broadcom Inc.	290,769	193,480,600
Brooks Automation Inc	53,099	5,475,038
Cirrus Logic Inc.(a)	43,162	3,971,767
Enphase Energy Inc.(a)	97,167	17,775,731
Entegris Inc.	96,823	13,417,731
First Solar Inc.(a)	78,371	6,830,816
GLOBALFOUNDRIES Inc.(a)	38,068	2,473,278
Intel Corp.	2,944,430	151,638,145
KLA Corp.	110,430	47,497,047
Lam Research Corp.	102,408	73,646,713
Marvell Technology Inc.	592,810	51,864,947
Microchip Technology Inc.	396,535	34,522,337
Micron Technology Inc.	817,245	76,126,372
MKS Instruments Inc.	41,172	7,170,927
Monolithic Power Systems Inc.	32,074	15,823,066
NVIDIA Corp.	1,742,774	512,567,261
NXP Semiconductors NV	191,610	43,644,926
ON Semiconductor Corp.(a)	303,827	20,635,930
Qorvo Inc.(a)	82,233	12,860,419
QUALCOMM Inc.	821,732	150,270,131
Skyworks Solutions Inc.	121,283	18,815,845
Teradyne Inc.	118,501	19,378,469
Texas Instruments Inc.	673,529	126,940,011
Universal Display Corp.	31,490	5,196,795
Wolfspeed Inc.(a)(b)	83,674	9,352,243
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	179,655	$38,092,250
		1,959,396,939
Software — 10.3%
Adobe Inc.(a)	347,827	197,238,779
Alteryx Inc., Class A(a)(b)	37,845	2,289,622
Anaplan Inc.(a)	107,113	4,911,131
ANSYS Inc.(a)	63,988	25,666,866
Aspen Technology Inc.(a)	47,120	7,171,664
Atlassian Corp. PLC, Class A(a)	101,445	38,679,964
Autodesk Inc.(a)	160,772	45,207,479
Avalara Inc.(a)	63,778	8,234,378
Bentley Systems Inc., Class B(b)	95,355	4,608,507
Bill.com Holdings Inc.(a)	66,811	16,645,961
Black Knight Inc.(a)	108,846	9,022,245
C3.ai Inc., Class A(a)	43,123	1,347,594
Cadence Design Systems Inc.(a)	200,919	37,441,256
CDK Global Inc.	85,674	3,576,033
Ceridian HCM Holding Inc.(a)(b)	96,744	10,105,878
Citrix Systems Inc.	88,024	8,326,190
Coupa Software Inc.(a)	53,033	8,381,866
Crowdstrike Holdings Inc., Class A(a)(b)	141,973	29,068,972
Datadog Inc., Class A(a)	184,508	32,862,720
Datto Holding Corp.(a)	17,529	461,889
DocuSign Inc.(a)	140,569	21,410,064
Dolby Laboratories Inc., Class A.	44,786	4,264,523
DoubleVerify Holdings Inc.(a)(b)	37,604	1,251,461
Dropbox Inc., Class A(a)	227,196	5,575,390
Duck Creek Technologies Inc.(a)	58,351	1,756,949
Dynatrace Inc.(a)	143,223	8,643,508
Elastic NV(a)	54,339	6,688,587
Everbridge Inc.(a)(b)	24,512	1,650,393
Fair Isaac Corp.(a)	18,683	8,102,257
Five9 Inc.(a)	50,907	6,990,549
Fortinet Inc.(a)	98,174	35,283,736
Guidewire Software Inc.(a)(b)	59,789	6,787,845
HubSpot Inc.(a)	32,898	21,684,717
Informatica Inc.(a)(b)	24,322	899,428
Intuit Inc.	193,357	124,371,089
Jamf Holding Corp.(a)(b)	46,673	1,774,041
MANDIANT Inc.(a)	180,998	3,174,705
Manhattan Associates Inc.(a)	46,755	7,269,935
McAfee Corp., Class A.	64,961	1,675,344
Microsoft Corp.	5,491,066	1,846,755,317
N-Able Inc.(a)(b)	28,079	311,677
nCino Inc.(a)(b)	37,023	2,031,082
NCR Corp.(a)	87,833	3,530,887
New Relic Inc.(a)	39,031	4,291,849
NortonLifeLock Inc.	411,164	10,682,041
Nuance Communications Inc.(a)	204,357	11,305,029
Nutanix Inc., Class A(a)	153,218	4,881,525
Oracle Corp.	1,202,192	104,843,164
Palantir Technologies Inc., Class A(a)(b)	1,207,918	21,996,187
Palo Alto Networks Inc.(a)(b)	69,657	38,782,231
Paycom Software Inc.(a)	37,541	15,586,648
Paycor HCM Inc.(a)(b)	23,626	680,665
Paylocity Holding Corp.(a)	28,608	6,756,065
Pegasystems Inc.	30,732	3,436,452
Procore Technologies Inc.(a)	43,228	3,456,943
PTC Inc.(a)	79,077	9,580,178
RingCentral Inc., Class A(a)	60,008	11,242,499

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	681,217	$173,117,676
ServiceNow Inc.(a)	143,637	93,236,213
Smartsheet Inc., Class A(a)	89,591	6,938,823
Splunk Inc.(a)	116,568	13,489,249
SS&C Technologies Holdings Inc.	166,318	13,634,750
Synopsys Inc.(a)	110,860	40,851,910
Teradata Corp.(a)	72,072	3,060,898
Trade Desk Inc. (The), Class A(a)(b)	314,819	28,850,013
Tyler Technologies Inc.(a)	29,484	15,860,918
Unity Software Inc.(a)(b)	109,818	15,702,876
VMware Inc., Class A	162,069	18,780,556
Workday Inc., Class A(a)(b)	138,180	37,748,012
Zendesk Inc.(a)	87,717	9,148,006
Zoom Video Communications Inc., Class A(a)	157,816	29,023,940
Zscaler Inc.(a)(b)	57,389	18,440,807
		3,378,538,601
Specialty Retail — 2.5%
Advance Auto Parts Inc.	45,840	10,996,099
AutoNation Inc.(a)	30,067	3,513,329
AutoZone Inc.(a)	15,234	31,936,405
Bath & Body Works Inc.	177,580	12,393,308
Best Buy Co. Inc.	178,721	18,158,054
Burlington Stores Inc.(a)(b)	48,690	14,193,622
CarMax Inc.(a)(b)	117,065	15,245,375
Carvana Co.(a)(b)	56,809	13,167,758
Dick’s Sporting Goods Inc.	45,747	5,260,448
Five Below Inc.(a)	38,542	7,973,954
Floor & Decor Holdings Inc., Class A(a)	74,822	9,727,608
Foot Locker Inc.	67,890	2,962,041
GameStop Corp., Class A(a)(b)	46,747	6,936,787
Gap Inc. (The)	145,967	2,576,318
Home Depot Inc. (The)	774,643	321,484,591
Leslie’s Inc.(a)(b)	109,176	2,583,104
Lithia Motors Inc.	20,758	6,164,088
Lowe’s Companies Inc.	504,750	130,467,780
O’Reilly Automotive Inc.(a)	48,510	34,259,217
Penske Automotive Group Inc.	20,259	2,172,170
Petco Health & Wellness Co. Inc.(a)(b)	40,242	796,389
RH(a)(b)	12,992	6,962,933
Ross Stores Inc.	257,178	29,390,302
TJX Companies Inc. (The)	880,412	66,840,879
Tractor Supply Co.	82,459	19,674,717
Ulta Beauty Inc.(a)	38,709	15,961,269
Victoria’s Secret & Co.(a)	59,026	3,278,304
Vroom Inc.(a)(b)	102,545	1,106,461
Williams-Sonoma Inc.	52,437	8,868,670
		805,051,980
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	11,246,413	1,997,025,557
Dell Technologies Inc., Class C(a)	201,570	11,322,187
Hewlett Packard Enterprise Co.	926,744	14,614,753
HP Inc.	836,376	31,506,284
NetApp Inc.	159,210	14,645,728
Pure Storage Inc., Class A(a)	197,108	6,415,865
Western Digital Corp.(a)	227,120	14,810,495
Xerox Holdings Corp.	108,416	2,454,538
		2,092,795,407
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	102,879	6,677,876
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s Inc.	27,489	$2,782,436
Columbia Sportswear Co.	25,628	2,497,192
Deckers Outdoor Corp.(a)	20,317	7,442,320
Hanesbrands Inc.	257,738	4,309,379
Lululemon Athletica Inc.(a)	83,511	32,690,381
Nike Inc., Class B	902,521	150,423,175
PVH Corp.	53,801	5,737,877
Ralph Lauren Corp.	36,521	4,340,886
Skechers U.S.A. Inc., Class A(a)	95,574	4,147,912
Tapestry Inc.	202,836	8,235,142
Under Armour Inc., Class A(a)	123,772	2,622,729
Under Armour Inc., Class C, NVS(a)	158,194	2,853,820
VF Corp.	233,528	17,098,920
		251,860,045
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	222,350	3,206,287
New York Community Bancorp. Inc.	310,327	3,789,093
Rocket Companies Inc., Class A(b)	97,366	1,363,124
TFS Financial Corp.	46,800	836,316
UWM Holdings Corp.(b)	108,234	640,745
		9,835,565
Tobacco — 0.5%
Altria Group Inc.	1,351,755	64,059,669
Philip Morris International Inc.	1,136,716	107,988,020
		172,047,689
Trading Companies & Distributors — 0.3%
Air Lease Corp.	82,088	3,630,752
Core & Main Inc., Class A(a)(b)	25,466	772,638
Fastenal Co.	420,095	26,911,286
MSC Industrial Direct Co. Inc., Class A	31,160	2,619,310
SiteOne Landscape Supply Inc.(a)	31,978	7,747,630
United Rentals Inc.(a)	51,938	17,258,478
Univar Solutions Inc.(a)	115,470	3,273,574
Watsco Inc.	22,861	7,152,750
WW Grainger Inc.	33,079	17,142,861
		86,509,279
Water Utilities — 0.1%
American Water Works Co. Inc.	133,326	25,179,948
Essential Utilities Inc.	167,747	9,006,337
		34,186,285
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	430,212	49,895,988

Total Common Stocks — 99.8%
(Cost: $21,886,089,923)		32,669,382,012

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	341,373,120	341,475,532

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	44,620,000	$44,620,000
		386,095,532
Total Short-Term Investments — 1.2%
(Cost: $385,939,325)		386,095,532

Total Investments in Securities — 101.0%
(Cost: $22,272,029,248)		33,055,477,544

Other Assets, Less Liabilities — (1.0)%		(322,970,573)

Net Assets — 100.0%		$32,732,506,971

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,515,588	$82,058,394	(a)	$—	$(30,646)	$(67,804)	$341,475,532	341,373,120	$703,739	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,460,000	23,160,000	(a)	—	—	—	44,620,000	44,620,000	2,323		—
BlackRock Inc.	80,120,313	13,168,293		(15,272,568)	6,648,099	10,555,019	95,219,156	104,001	1,289,138		—
					$6,617,453	$10,487,215	$481,314,688		$1,995,200		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	241	03/18/22	$57,340	$1,012,787
S&P Mid 400 E-Mini Index	18	03/18/22	5,108	105,175
				$1,117,962

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
December 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,669,111,089	$270,923	$—	$32,669,382,012
Money Market Funds	386,095,532	—	—	386,095,532
	$33,055,206,621	$270,923	$—	$33,055,477,544
Derivative financial instruments(a)
Assets
Futures Contracts	$1,117,962	$—	$—	$1,117,962

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust